SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		$ 4,825	$ 9,218
Impairment		(41,755)	(43,379)
Inventory provision			(4,786)
Result after impairment		(36,930)	(38,947)	$ 14,489
Unallocated expenses	[1]	(738)	(901)	(983)
Operating profit loss		(37,668)	(39,848)	13,506
Net financing expense (Note 3)		(2,207)	(2,292)	9,437
Loss before tax		(39,875)	(42,140)	22,943
Income tax credit (Note 9)		1,214	3,557	(756)
Loss for the year on continuing operations		(38,661)	(38,583)	22,187
(Loss)/Profit for the year		(40,270)	(100,625)	21,796
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		3,744	4,564
Impairment		(9,194)	(22,989)
Inventory provision			(335)
Result after impairment		(5,450)	(18,760)	4,183
Loss before tax		(8,863)	(23,594)	(667)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		1,125	4,270
Impairment		(32,561)	(20,390)
Inventory provision			(4,451)
Result after impairment		(31,436)	(20,571)	9,782
Loss before tax		(35,821)	(23,787)	18,232
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		(44)	384
Impairment
Inventory provision
Result after impairment		(44)	384	524
Loss before tax		$ 4,809	$ 5,241	$ 5,378

[1]	Unallocated expenses represent head office general and administration costs of the Group which cannot be allocated to the results of any specific geographical area.